Schedule II - Condensed Financial Information of Parent - Derivatives (Details) (Parent Issuer, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Parent Issuer
Derivative [Line Items]
Collateral delivered	$ 23.3	$ 30.6